Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial $100 Investment in:
Year	Summary Compensation Table Total for R. Scott Struthers ($)	Compensation Actually Paid to R. Scott Struthers ($)(1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(1)(2)(3)	Total Shareholder Return ($)	NASDAQ Biotechnology Index ($)	Net Loss (in millions) ($)
2025	11,628,959	8,080,527	3,835,487	2,222,031	329.91	124.75	465.3
2024	10,533,579	19,086,178	4,222,888	7,256,293	362.37	93.49	298.4
2023	5,747,994	13,887,105	2,248,181	4,887,985	252.16	94.03	214.5
2022	5,602,127	1,612,776	2,702,709	2,001,359	129.70	89.90	163.9
2021	4,144,049	10,295,914	2,518,566	3,812,974	201.35	100.02	107.6

Named Executive Officers, Footnote	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average CAP for the following executives by year:

Year	Non-CEO NEOs
2025	Tobin Schilke, Marc Wilson, Dana Pizzuti, Stephen F. Betz, and Jeff Knight
2024	Marc Wilson, Dana Pizzuti, Stephen F. Betz, and Jeff Knight
2023	Marc Wilson, James Hassard, Stephen F. Betz, Jeff Knight, and Alan Krasner
2022	Marc Wilson, James Hassard, Dana Pizzuti and Stephen F. Betz
2021	Marc Wilson, Ajay Madan and Jeff Knight

PEO Total Compensation Amount	$ 11,628,959	$ 10,533,579	$ 5,747,994	$ 5,602,127	$ 4,144,049
PEO Actually Paid Compensation Amount	$ 8,080,527	19,086,178	13,887,105	1,612,776	10,295,914
Adjustment To PEO Compensation, Footnote	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2025		2024		2023		2022		2021
Adjustments	Struthers, R. Scott ($)	Average Non-CEO NEOs ($)	Struthers, R. Scott ($)	Average Non-CEO NEOs ($)	Struthers, R. Scott ($)	Average Non-CEO NEOs ($)	Struthers, R. Scott ($)	Average Non-CEO NEOs ($)	Struthers, R. Scott ($)	Average Non-CEO NEOs ($)
Total Compensation from Summary Compensation Table	11,628,959	3,835,487	10,533,579	4,222,888	5,747,994	2,248,181	5,602,127	2,702,709	4,144,049	2,518,566
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(10,441,104)	(3,142,694)	(9,468,950)	(3,494,013)	(4,769,655)	(1,598,250)	(4,731,436)	(2,158,041)	(3,236,940)	(2,092,355)
Year-end fair value of unvested awards granted in the current year	11,438,504	3,075,188	9,681,481	3,569,042	8,240,083	2,764,469	3,491,978	1,935,411	5,006,084	2,704,739
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(1,991,531)	(582,292)	4,465,020	1,605,266	3,569,336	1,132,191	(1,875,193)	(334,059)	2,365,149	353,344
Fair values at vest date for awards granted and vested in current year	1,250,948	155,859	1,472,591	546,838	803,078	262,444	694,519	117,051	923,354	205,709
Difference in fair values between prior year-end fair values and vest	(3,805,249)	(1,119,517)	2,402,457	806,272	296,269	78,950	(1,569,219)	(261,712)	1,094,218	122,971
Total Adjustments for Equity Awards	(3,548,432)	(1,613,456)	8,552,599	3,033,405	8,139,111	2,639,804	(3,989,351)	(701,350)	6,151,865	1,294,408
Total Compensation Actually Paid	8,080,527	2,222,031	19,086,178	7,256,293	13,887,105	4,887,985	1,612,776	2,001,359	10,295,914	3,812,974

Non-PEO NEO Average Total Compensation Amount	$ 3,835,487	4,222,888	2,248,181	2,702,709	2,518,566
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,222,031	7,256,293	4,887,985	2,001,359	3,812,974
Adjustment to Non-PEO NEO Compensation Footnote	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2025		2024		2023		2022		2021
Adjustments	Struthers, R. Scott ($)	Average Non-CEO NEOs ($)	Struthers, R. Scott ($)	Average Non-CEO NEOs ($)	Struthers, R. Scott ($)	Average Non-CEO NEOs ($)	Struthers, R. Scott ($)	Average Non-CEO NEOs ($)	Struthers, R. Scott ($)	Average Non-CEO NEOs ($)
Total Compensation from Summary Compensation Table	11,628,959	3,835,487	10,533,579	4,222,888	5,747,994	2,248,181	5,602,127	2,702,709	4,144,049	2,518,566
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(10,441,104)	(3,142,694)	(9,468,950)	(3,494,013)	(4,769,655)	(1,598,250)	(4,731,436)	(2,158,041)	(3,236,940)	(2,092,355)
Year-end fair value of unvested awards granted in the current year	11,438,504	3,075,188	9,681,481	3,569,042	8,240,083	2,764,469	3,491,978	1,935,411	5,006,084	2,704,739
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(1,991,531)	(582,292)	4,465,020	1,605,266	3,569,336	1,132,191	(1,875,193)	(334,059)	2,365,149	353,344
Fair values at vest date for awards granted and vested in current year	1,250,948	155,859	1,472,591	546,838	803,078	262,444	694,519	117,051	923,354	205,709
Difference in fair values between prior year-end fair values and vest	(3,805,249)	(1,119,517)	2,402,457	806,272	296,269	78,950	(1,569,219)	(261,712)	1,094,218	122,971
Total Adjustments for Equity Awards	(3,548,432)	(1,613,456)	8,552,599	3,033,405	8,139,111	2,639,804	(3,989,351)	(701,350)	6,151,865	1,294,408
Total Compensation Actually Paid	8,080,527	2,222,031	19,086,178	7,256,293	13,887,105	4,887,985	1,612,776	2,001,359	10,295,914	3,812,974

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 329.91	362.37	252.16	129.70	201.35
Peer Group Total Shareholder Return Amount	124.75	93.49	94.03	89.90	100.02
Net Income (Loss)	$ (465,300,000)	(298,400,000)	(214,500,000)	(163,900,000)	(107,600,000)
Additional 402(v) Disclosure	The following summarizes the valuation assumptions used for stock option awards included as part of CAP:
•Expected life of each stock option is based on the "simplified method" using an average of the remaining vest and remaining term, as of the vest/fiscal year-end date.
•Strike price is based on each grant date closing price and asset price is based on each vest/fiscal year-end closing price.
•Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/fiscal year-end date.
•Historical volatility is based on daily price history for each expected life (years) prior to each vest/fiscal year-end date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.
•Represents annual dividend yield on each vest/fiscal year-end date.
(2b)    Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was     determined by reference to (i) for RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); and (ii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025 and prior fiscal years.
Pay Versus Performance Tabular List
We do not use any financial performance measures in determining executive compensation, other than stock price, given that the value to be delivered pursuant to the equity awards granted to our named executive officers is dependent on our future stock price. Pursuant to SEC guidance, stock price is not a permissible “Company Selected Measure.” As a result, we do not have a Company Selected Measure to reflect in the table above.

PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,548,432)	8,552,599	8,139,111	(3,989,351)	6,151,865
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,441,104)	(9,468,950)	(4,769,655)	(4,731,436)	(3,236,940)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,438,504	9,681,481	8,240,083	3,491,978	5,006,084
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,991,531)	4,465,020	3,569,336	(1,875,193)	2,365,149
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,250,948	1,472,591	803,078	694,519	923,354
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,805,249)	2,402,457	296,269	(1,569,219)	1,094,218
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,613,456)	3,033,405	2,639,804	(701,350)	1,294,408
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,142,694)	(3,494,013)	(1,598,250)	(2,158,041)	(2,092,355)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,075,188	3,569,042	2,764,469	1,935,411	2,704,739
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(582,292)	1,605,266	1,132,191	(334,059)	353,344
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	155,859	546,838	262,444	117,051	205,709
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,119,517)	$ 806,272	$ 78,950	$ (261,712)	$ 122,971